Segment Information - Reconciliation from Consolidated Operating Profit to Income (Loss) Before Income Taxes and Equity in Income of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($)
$ in Millions
		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Segment Reporting [Abstract]
Operating profit		$ 257	$ 232
Restructuring expenses		(12)	(15)
Interest expenses of Industrial Activities, net of interest income and eliminations		(103)	(119)
Other, net	[1]	(63)	(568)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		$ 79	$ (470)

[1]	In the three months ended March 31, 2016, Other, net included the non-recurring charge of $502 million related to the European Commission investigation.